INCOME TAX - Deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax asset	R 23.4	R 32.8
Deferred tax liabilities	(958.0)	(560.7)
Net deferred tax liabilities	R (934.6)	R (527.9)	R (437.4)